CONVERTIBLE NOTES (Details Narrative) - USD ($)																				9 Months Ended		12 Months Ended
	Sep. 20, 2021	Sep. 14, 2021	Sep. 08, 2021	Aug. 30, 2021	Aug. 23, 2021	Aug. 16, 2021	Jul. 29, 2021	Jul. 20, 2021	Jul. 06, 2021	Jun. 23, 2021	Jun. 20, 2021	Jun. 07, 2021	Apr. 30, 2021	Apr. 26, 2021	Apr. 23, 2021	Apr. 22, 2021	Apr. 06, 2021	Mar. 25, 2021	Dec. 11, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt Instrument, interest rate																						3.00%
Proceeds from convertible note																				$ 3,670,000		$ 950,000
Number of warrants issued																				8,000,000		3,125,000
Warrants term																				5 years		5 years
Fair value of warrants																				$ 3,359,716		$ 2,599,066
Accrued interest																				40,138	$ 24,485
Common Stock [Member]
Debt Instrument [Line Items]
Common shares issued for debt conversion, shares	4,138,369	2,936,668	4,311,269	2,284,808	3,454,203	2,277,273	3,101,546	1,664,823	2,343,919	2,422,195	1,664,823	2,431,506	2,058,686	2,063,391	836,574
Debt conversion, principal value	$ 250,000	$ 200,000	$ 250,000	$ 150,000	$ 200,000	$ 150,000	$ 200,000	$ 100,000	$ 200,000	$ 200,000	$ 100,000	$ 200,000	$ 250,000	$ 250,000	$ 100,000
Accrued interest	$ 4,095	$ 2,630	$ 6,521	$ 3,082	$ 11,397	$ 6,904	$ 11,836	$ 60,822	$ 7,671	$ 10,247	$ 60,822	$ 25,644	$ 3,630	$ 3,178	$ 1,644
Unsecured Convertible Note [Member]
Debt Instrument [Line Items]
Convertible note value																		$ 4,000,000	$ 1,000,000
Debt instrument, maturity date																			Jan. 11, 2022
Debt Instrument, interest rate																			10.00%
Percentage of original issue discount																			5.00%
Debt instrument, discount																			$ 50,000			1,000,000
Proceeds from convertible note																			$ 950,000
Debt instrument, description																			The note contains a discount to market feature, whereby, the lender can purchase stock at 90% of the lowest trading price for a period of ten (10) days preceding the conversion date.
Debt issuance costs																				$ 330,000		$ 86,000
Debt instrument, description																			The note contains a discount to market feature, whereby, the lender can purchase stock at 90% of the lowest trading price for a period of ten (10) days preceding the conversion date
Debt instrument term, description																			thirteen-month
Debt Instrument, discount rate																			5.00%
Unsecured Convertible Note [Member] | First Convertible Debenture [Member]
Debt Instrument [Line Items]
Convertible note value																		$ 500,000
Debt instrument, maturity date																		Mar. 25, 2022
Debt Instrument, interest rate																		10.00%
Debt instrument, description																		The note contains a discount to market feature, whereby, the lender can purchase stock at 80% of the lowest trading price for a period of ten (10) days preceding the conversion date.
Unsecured Convertible Note [Member] | Secound Convertible Debenture [Member]
Debt Instrument [Line Items]
Convertible note value																	$ 500,000
Unsecured Convertible Note [Member] | Third Convertible Debenture [Member]
Debt Instrument [Line Items]
Convertible note value																$ 3,000,000